SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 item
Concentration of risks
Cash and cash equivalents	$ 74,523,782	$ 85,194,502
Concentration of credit risk | Cash and cash equivalents | Mainland of China
Concentration of risks
Cash and cash equivalents	8,327,345	3,020,953
Concentration of credit risk | Cash and cash equivalents | Outside the mainland of China
Concentration of risks
Cash and cash equivalents	$ 66,196,437	$ 82,173,549
Concentration of suppliers | Research and development services purchased | One supplier
Concentration of risks
Number of major supplier | item	1	1	0
Concentration of suppliers | Research and development services purchased | Another supplier
Concentration of risks
Concentration risk percentage	17.40%	17.20%	10.00%